Preferred Shares (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Preferred Shares [Abstract]
Schedule of preferred shares issued and outstanding
Preferred Shares	Number of Shares	Shareholders
Series C1 Preferred	166,950	Ashmore Global Special Situations Fund 4 Limited Partnership and Ashmore Global Special Situations Fund 5 Limited Partnership (“Ashmore”) and International Finance Corporation (“IFC”)
Series C2 Preferred	126,345	Ashmore Cayman SPC Limited (“Ashmore Cayman”) and IFC
Series D1 Preferred	139,186	Evergreen Ever Limited (“EEL”)
Total	432,481

Preferred Shares Category	Number of Shares as of January 1, 2018	Shareholders
Series A1 Preferred	195,653	Ashmore Global Special Situations Fund 4 and Fund 5 Limited Partnership (“Ashmore”) and International Finance Corporation (“IFC”)
Series B1 Preferred	97,642	Ashmore Cayman SPC Limited (“Ashmore Cayman”) and IFC
Series EEL Preferred	139,186	Evergreen Ever Limited (“EEL”)
Total	432,481

Schedule of balance of Series Preferred and redeemable noncontrolling interests
	Series C1 Preferred	Series C2 Preferred	Series D1 Preferred	Redeemable noncontrolling interests
Balance as of January 1, 2020	$76,684	$73,100	$127,935	$80,561
Accretion	974	2,217	4,662	2,552
Ending balance as of March 31, 2020	$77,658	$75,317	$132,597	$83,113
Accretion	974	2,217	4,662	2,552
Ending balance as of June 30, 2020	$78,632	$77,534	$137,259	$85,665

Balance as of January 1, 2021	$80,581	$81,966	$146,583	$90,820
Accretion	1,003	2,281	4,759	2,577
Ending balance as of March 31, 2021	$81,584	$84,247	$151,342	$93,397
Accretion	1,003	2,281	4,759	2,606
Ending balance as of June 30, 2021	$82,587	$86,528	$156,101	$96,003

	Series A1/C1 Preferred	Series B1/C2 Preferred	Series EEL/D1 Preferred	Redeemable noncontrolling interests
Balance as of January 1, 2018	$66,839	$57,490	$140,000	$—
Reclassification from noncontrolling interests	—	—	—	81,438
Accretion before the fair value change	—	—	—	2,505
Fair value change of redeemable noncontrolling interests due to extinguishment	—	—	—	(5,828)
Accretion after the fair value change	10,025	8,391	13,223	1,500
Ending balance as of December 31, 2018	$76,864	$65,881	$153,223	$79,615
Accretion before the extinguishment	961	804	15,439	796
Conversion from Series A1 to C2 Preferred	(11,417)	11,417	—	—
Fair value change of preferred shares and redeemable noncontrolling interests due to the extinguishment	7,135	(12,146)	(56,127)	(8,299)
Accretion after the extinguishment	3,141	7,144	15,400	8,449
Ending balance as of December 31, 2019	$76,684	$73,100	$127,935	$80,561
Accretion	3,897	8,866	18,648	10,259
Ending balance as of December 31, 2020	$80,581	$81,966	$146,583	$90,820